Governmental Loans - Additional Information (Detail) - CAD ($) $ in Millions			12 Months Ended
	Mar. 29, 2019	Nov. 30, 2018	Mar. 31, 2024	Mar. 31, 2023	Dec. 07, 2023	Nov. 26, 2021	Sep. 20, 2021
Statement [Line Items]
Non current portion of governmental loans			$ 127.4	$ 110.4
Borrowings interest rate					7.50%
Repayment of government loans			(10.0)	(10.0)
Federal AMF Loan [Member]
Statement [Line Items]
Eligible interest free loan		$ 60.0	$ 60.0	$ 60.0
Borrowings maturity date		March 1, 2028	March 1, 2028	March 1, 2028
Borrowings maturity start date		Apr. 01, 2022
Income from government grants			$ 7.7	$ 11.5
Governmental loans			31.7	37.9
Non current portion of governmental loans			21.7	27.9
Repayment of government loans			10.0	10.0
MENDM Loan [Member]
Statement [Line Items]
Eligible interest free loan		$ 60.0	$ 60.0	$ 60.0
Borrowings maturity date		November 30, 2028	November 30, 2028	November 30, 2028
Borrowings maturity start date		Dec. 31, 2024
Income from government grants			$ 10.9	$ 14.5
Non current portion of governmental loans			42.8	45.4
Borrowings interest rate		2.50%
Governmental loans current and non-current			49.0	45.4
Federal SIF Agreement Loan [Member]
Statement [Line Items]
Eligible interest free loan			$ 15.0	$ 15.0
Borrowings maturity date	April 30, 2034		April 30, 2031	April 30, 2031
Borrowings maturity start date	Apr. 30, 2027
Income from government grants			$ 15.0	$ 15.0
Non current portion of governmental loans			9.4	9.7
Aggregate loan and grant eligible amount	$ 30.0
Government grant	15.0
Interest free loan amount	$ 15.0
Additional income from government grants			5.6	5.3
Canada Infrastructure Bank [Member]
Statement [Line Items]
Borrowings						$ 220.0
Federal Sif Agreement Loan Due January One Two Thousand And Thirty [Member] | Algoma Steel Parent SCA [Member]
Statement [Line Items]
Eligible interest free loan			74.4	63.3
Income from government grants			48.2	37.0
Non current portion of governmental loans			$ 53.5	$ 27.4
Aggregate loan and grant eligible amount							$ 200.0